CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 25,628
Prepaid expenses and other current assets	9,464
Total current assets	35,092
Property and equipment, net	3,648
Other long-term assets	116
Total assets	38,856
Current liabilities:
Accounts payable	2,944
Other current liabilities	7,537
Total current liabilities	10,481
Long-term debt, non-current	9,628
Other long-term liabilities	82
Total liabilities	20,191
Stockholders' equity:
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock - 500 million shares authorized; 292 million and 212 million shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class B common stock - 125 million shares authorized; 78 million and 74 million shares issued and outstanding as of December 31, 2020 and 2019, respectively	29
Additional paid-in capital	108,892
Accumulated deficit	(90,256)
Total stockholders' equity	18,665
Total liabilities and stockholders' equity	$ 38,856